(Columbia Small Cap Core Fund - Class Z) | Columbia Small Cap Core Fund

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Small Cap Core Fund -- Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Small Cap Core Fund		Class Z Shares (Columbia Small Cap Core Fund - Class Z)
Management fees	[1]	0.86%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.10%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Expense Example Columbia Small Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Small Cap Core Fund - Class Z)	112	350	606	1,340